Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions	Provisions
The Group, as a result of the ordinary course of its business, may be a party to legal lawsuits of a labor, commercial, tax and regulatory nature. A provision is recognized whenever the loss is classified as probable.
•Financial guarantees and loan commitments: reflects the ECL arising from financial guarantees issued, unused balances of checking account overdrafts, credit cards and other loan commitments.
•Other provisions: reflects the estimated amounts to pay class actions, labour, tax and commercial claims as well as other miscellaneous complaints.

	December 31, 2024	December 31, 2023
Financial guarantees and loan commitments	22,779,855	13,005,597
Other provisions	24,318,428	32,123,038
Provisions commercial claims	16,298,010	19,709,153
Provisions tax claims	1,187,703	4,203,405
Provisions labor-related	1,179,832	1,987,934
Others	5,652,883	6,222,546
TOTAL	47,098,283	45,128,635

Changes in fiscal year 2024 and 2023 are included below:

Accounts	Balances as of December 31, 2023	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2024
Financial guarantees and loan commitments	13,005,597	19,499,523	—	—	(9,725,265)	22,779,855
Other provisions	32,123,038	28,207,132	(980,972)	(5,827,558)	(29,203,212)	24,318,428
Provisions commercial claims	19,709,153	10,432,283	—	(1,340,317)	(12,503,109)	16,298,010
Provisions labor-related	1,987,934	4,606,370	—	(4,320,231)	(1,094,241)	1,179,832
Provisions tax claims	4,203,405	94,354		(151,405)	(2,958,651)	1,187,703
Others	6,222,546	13,074,125	(980,972)	(15,605)	(12,647,211)	5,652,883
TOTAL PROVISIONS	45,128,635	47,706,655	(980,972)	(5,827,558)	(38,928,477)	47,098,283

Accounts	Balances as of December 31, 2022	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2023
Financial guarantees and loan commitments	18,270,055	10,561,016	—	—	(15,825,474)	13,005,597
Other provisions	40,519,694	35,909,633	(226,713)	(10,688,020)	(33,391,556)	32,123,038
Provisions commercial claims	23,707,896	23,785,701	—	(7,907,980)	(19,876,464)	19,709,153
Provisions labor-related	4,169,288	3,539,147	—	(2,365,126)	(3,355,375)	1,987,934
Provisions tax claims	4,033,561	2,803,761	—	(78,249)	(2,555,668)	4,203,405
Others	8,608,949	5,781,024	(226,713)	(336,665)	(7,604,049)	6,222,546
TOTAL PROVISIONS	58,789,749	46,470,649	(226,713)	(10,688,020)	(49,217,030)	45,128,635
The expected terms to settle these obligations are as follows:

December 31, 2024
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	22,779,855	—
Other provisions	5,869,817	18,448,611
Provisions commercial claims	3,466,941	12,831,069
Provisions labor-related	201,894	977,938
Provisions tax claims	801,672	386,031
Others	1,399,310	4,253,573

December 31, 2023
Provisions	Within 12 months	After 12 months
Financial guarantees and loan commitments	13,005,597	—
Other provisions	22,919,769	9,203,269
Provisions commercial claims	17,901,727	1,807,426
Provisions labor-related	400,011	1,587,923
Provisions tax claims	1,817,060	2,386,345
Others	2,800,971	3,421,575
The Group’s management and legal advisors consider no further significant accounting effects could arise from the final outcome of the abovementioned proceedings other than those disclosed in these consolidated Financial Statements.
Possible contingencies
Contingent liabilities have not been recognized in these financial statements and correspond to 138 claims received (in court or administrative proceedings), that have arisen in the Bank’s ordinary course of business. The estimated amount of said claims amounts to 35,712 of which an outflow of funds is estimated for approximately 15,787 in the next 12 months. These claims are primarily related to leasing claims, petitions to secure evidence, and labor claims. The Group’s management and legal advisors consider that the probability of these cases resulting in an outflow of resources is possible, but not probable, and that the potential cash disbursements should not be material.